Note 17 - Condensed Parent Company Financial Information (Detail) - Condensed Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash	$ 49,911,807	$ 57,286,974	$ 48,603,636	$ 27,379,889
Premises and equipment, net of accumulated depreciation	9,217,876	9,581,311
Other assets, including income taxes receivable from bank subsidiary of $137,993 in 2012 and $491,937 in 2011	3,783,822	4,488,210
Total assets	572,447,628	587,044,664
Liabilities:
Total liabilities	508,277,423	527,296,950
Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,661,664	14,660,579
Retained earnings	46,855,865	42,543,363
Accumulated other comprehensive income	3,697,363	3,598,031
Treasury stock, at cost	4,805,244	4,814,816
Total shareholders’ equity	64,170,205	59,747,714	55,005,063	54,279,105
Total liabilities and shareholders’ equity	572,447,628	587,044,664
Parent Company [Member]
Assets:
Cash	1,804,808	1,581,629
Investment in bank subsidiary	71,736,089	67,489,762
Premises and equipment, net of accumulated depreciation	343,639	369,261
Other assets, including income taxes receivable from bank subsidiary of $137,993 in 2012 and $491,937 in 2011	645,320	691,234
Total assets	74,529,856	70,131,886
Liabilities:
Accrued expenses	59,651	84,172
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Total liabilities	10,359,651	10,384,172
Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,661,664	14,660,579
Retained earnings	46,855,865	42,543,363
Accumulated other comprehensive income	3,697,363	3,598,031
Treasury stock, at cost	(4,805,244)	(4,814,816)
Total shareholders’ equity	64,170,205	59,747,714
Total liabilities and shareholders’ equity	$ 74,529,856	$ 70,131,886